UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,148,350 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    76300  1400000 SH       SOLE                  1400000
AMREP CORP NEW                 COM              032159105     5549    45300 SH       SOLE                    45300
ASSURED GUARANTY LTD           COM              G0585R106    62755  2359200 SH       SOLE                  2359200
BIOLASE TECHNOLOGY INC         COM              090911108     1750   200000 SH       SOLE                   200000
CBS CORP NEW                   CL B             124857202    76391  2450000 SH       SOLE                  2450000
CONSECO INC                    COM NEW          208464883    29510  1477000 SH       SOLE                  1477000
CORGI INTERNATIONAL LIMITED    SPONSORED ADR    21872Q103     7246  1071881 SH       SOLE                  1071881
DYNCORP INTL INC               CL A             26817C101    41735  2629800 SH       SOLE                  2629800
EMBARQ CORP                    COM              29078E105    89405  1701000 SH       SOLE                  1701000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    46256  2450000 SH       SOLE                  2450000
GRAFTECH INTL LTD              COM              384313102    53187  7686000 SH       SOLE                  7686000
HEWITT ASSOCS INC              COM              42822Q100   100863  3917000 SH       SOLE                  3917000
HORIZON OFFSHORE INC           COM NEW          44043J204    24464  1500843 SH       SOLE                  1500843
KEYNOTE SYS INC                COM              493308100    11660  1100000 SH       SOLE                  1100000
LEAR CORP                      COM              521865105    59060  2000000 SH       SOLE                  2000000
MARTHA STEWART LIVING OMNIME   CL A             573083102    13771   628800 SH       SOLE                   628800
MCGRAW HILL COS INC            COM              580645109   127476  1874100 SH       SOLE                  1874100
MEDIS TECHNOLOGIES LTD         COM              58500P107    10672   613671 SH       SOLE                   613671
NOVELIS INC                    COM              67000X106    37286  1338800 SH       SOLE                  1338800
PFIZER INC                     COM              717081103    20073   775000 SH       SOLE                   775000
PXRE GROUP LTD                 COM              G73018106     3096   671658 SH       SOLE                   671658
REPUBLIC AWYS HLDGS INC        COM              760276105    44116  2629100 SH       SOLE                  2629100
RYERSON INC                    COM              78375P107    59589  2375000 SH       SOLE                  2375000
SCOTTISH RE GROUP LIMITED      SHS              G73537410    11379  2130990 SH       SOLE                  2130990
SULPHCO INC                    COM              865378103     1973   418078 SH       SOLE                   418078
SUPERIOR INDS INTL INC         COM              868168105     6745   350000 SH       SOLE                   350000
TENET HEALTHCARE CORP          COM              88033G100    28409  4075900 SH       SOLE                  4075900
TRAVELZOO INC                  COM              89421Q106     8802   293900 SH       SOLE                   293900
USEC INC                       COM              90333E108    25146  1976900 SH       SOLE                  1976900
WASHINGTON MUT INC             COM              939322103    63686  1400000 SH       SOLE                  1400000